Preferred, Common Shares and Additional paid in capital (Details Narrative)		1 Months Ended		3 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Jan. 03, 2019 shares	Jan. 26, 2021 shares	Jan. 31, 2019 shares	Mar. 31, 2021 $ / shares	Jul. 01, 2021 USD ($)	Jun. 30, 2021 $ / shares	Jun. 24, 2021 $ / shares shares	Sep. 30, 2021 $ / shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Aug. 05, 2021 USD ($)	Nov. 29, 2018 USD ($)
Purchase of treasury stock | $									$ 10,278,000		$ 20,430,000
Cash dividend | $									230,473,000	$ 4,804,000	$ 4,804,000
Dividend per share | $ / shares				$ 0.30		$ 0.70		$ 1.25		$ 0.05	$ 0.05
Payments of dividends outstanding | $									$ 233,000
Sales Agents [Member]
Number of offering programs					2
Offering price per program | $					$ 75,000,000
Eneti Warrant [Member]
Number of shares issued as part of the consideration									3,000,000
Star Marianne And Star Janni [Member]
Number of shares issued as part of the consideration			999,336
Delphin Vessels [Member]
Number of shares issued as part of the consideration											4,503,370
Number of vessels acquired											11
Star Marilena, Star Bueno and Star Borneo [Member]
Number of shares issued as part of the consideration		2,100,000							2,100,000
Secondary Offering [Member] | Oaktree Capital Management L.P. [Member]
Number of shares sold							2,382,775
Price per share, sold | $ / shares							$ 22.00
Share Repurchase Program [Member]
Stock repurchase program, authorized amount | $														$ 50,000,000.0
Share Repurchase Program [Member] | Open Market Transactions [Member]
Common shares repurchased											1,579,195	341,363
Shares cancelled	341,363										1,579,195
Common shares repurchased, Average price per Share | $ / shares											$ 7.49	$ 9.17
Purchase of treasury stock | $											$ 11,831,000	$ 3,145,000
Share Repurchase Program [Member] | Private Transaction [Member]
Common shares repurchased											1,020,000
Shares cancelled											1,020,000
Common shares repurchased, Average price per Share | $ / shares											$ 8.40
Purchase of treasury stock | $											$ 8,600,000
New Share Repurchase Program [Member]
Stock repurchase program, authorized amount | $													$ 50,000,000.0
New Share Repurchase Program [Member] | Open Market Transactions [Member]
Common shares repurchased									466,268
Shares cancelled									466,268
Common shares repurchased, Average price per Share | $ / shares									$ 22.01
Purchase of treasury stock | $									$ 10,300,000
Preferred Stock [Member]
Preferred Stock, Shares Authorized									25,000,000	25,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares									$ 0.01	$ 0.01
Common Stock [Member]
Common Shares - Shares Authorized									300,000,000	300,000,000
Common Shares - Par Value | $ / shares									$ 0.01	$ 0.01
Shares cancelled									(466,268)		(2,940,558)
Purchase of treasury stock | $									$ 4,000		$ 29,000
Stock issued during period, share based compensation									521,310	1,073,490	883,700
Treasury Stock, Shares, Retired									6,971